Document and Entity Information	Dec. 05, 2023
Cover [Abstract]
Entity Registrant Name	CORCEPT THERAPEUTICS INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001088856
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 05, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-50679
Entity Tax Identification Number	77-0487658
Entity Address, Address Line One	149 Commonwealth Drive
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(650)
Local Phone Number	327-3270
Written Communications	false
Entity Emerging Growth Company	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	CORT